POST-EMPLOYMENT BENEFITS (Details 1) - Post-employment benefits - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfPostEmploymentBenefitLiabilityLineItems [Line Items]
Post-employment benefits, beginning	$ 2,295	$ 2,365
Accretion	70	72
Benefits paid	(107)	(142)
Post-employment benefits, ending	$ 2,258	$ 2,295